Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization and Summary of Significant Accounting Policies
Schedule of Revenue Recognition
	Three months ended
	March 31, 2022	March 31, 2021
Software	$32,000	$45,000
Service	-	1,000
Total revenue	$32,000	$46,000

	Year ended
	December 31, 2021	December 31, 2020
Software	$193,000	$200,000
Service	-	7,000
Total revenue	$193,000	$207,000

Schedule of earning per share
	Three months ended
	March 31, 2022	March 31, 2021
Options to purchase common stock	83,133,001	40,633,001
Warrants to purchase common stock	68,981,234	27,355,475
Convertible notes	21	21
Convertible Series B Preferred stock	1,284,394	492,455
Total	153,398,650	68,480,952

	Year ended
	December 31, 2021	December 31, 2020
Options to purchase common stock	83,133,001	58,133,001
Warrants to purchase common stock	68,981,234	27,405,476
Convertible notes	21	1,156,304
Convertible Series B Preferred stock	1,255,638	791,170
Total	153,369,894	87,485,950

Schedule of Property and Equipment
Estimated Useful Life (Years)

Computer equipment	5
Computer software	3
Furniture and fixture	7
Office equipment	7